Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Detail of Premises and Equipment
The detail of premises and equipment at December 31, 2015 and 2014 is as follows:

	In Thousands
	2015	2014
Land	$17,022	16,662
Buildings	27,821	27,898
Leasehold improvements	140	140
Furniture and equipment	8,605	7,115
Automobiles	280	112
Construction-in-progress	2,091	3
	55,959	51,930
Less accumulated depreciation	(13,859)	(11,807)
	$42,100	40,123